PREPAID EXPENSES	12 Months Ended
May 31, 2018
Disclosure Text Block Supplement [Abstract]
Other Assets Disclosure [Text Block]	NOTE 4 – PREPAID EXPENSES Prepaid expenses consisted of the following at May 31, 2018 and 2017:
	May 31,	May 31,
	2018	2017
Prepaid legal fees	$1,410	$1,410
Total	$1,410	$1,410